Offerings - Offering: 1	Jul. 25, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 532,722,806.00
Amount of Registration Fee	$ 73,569.02
Offering Note	The transaction value was calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share (the "Shares"), of Ares Strategic Income Fund ("ASIF"), based upon the net asset value per share as of April 30, 2026, of $26.95. This amount was based upon the offer to purchase up to 19,767,080 Shares of ASIF. The fee of $73,569.02 was paid in connection with the filing of the Schedule TO-I by ASIF (File No. 005-93861) on May 20, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. The amount of filing fee was calculated at $138.10 per $1,000,000.00 of the transaction value in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 dated Aug. 25, 2025.